CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Dec. 31, 2021	Jan. 31, 2021
Statement of Financial Position [Abstract]
Preferred stock par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	0
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	200,000,000
Common stock, shares issued	252,131,679
Common stock, shares outstanding	249,279,420
Common stock, shares subscribed		200,000,000
Treasury stock, shares	2,852,259	0